Tax expense	6 Months Ended
Jun. 30, 2022
Income taxes paid (refund) [abstract]
Tax expense
Note 8: Tax expense
In accordance with IAS 34, the Group’s income tax expense for the half-year to 30 June 2022 is based on the best estimate of the weighted-average annual income tax rate expected for the full financial year. The tax effects of one-off items are not included in the weighted-average annual income tax rate, but are recognised in the relevant period.
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Profit before tax	3,661	3,905	2,997
UK corporation tax thereon at 19 per cent (2021: 19 per cent)	(696)	(742)	(569)
Impact of surcharge on banking profits	(161)	(229)	(210)
Non-deductible costs: conduct charges	(4)	(7)	(178)
Non-deductible costs: bank levy	—	—	(22)
Other non-deductible costs	(27)	(67)	(16)
Non-taxable income	67	35	5
Tax relief on coupons on other equity instruments	41	40	41
Tax-exempt gains on disposals	38	36	104
Tax losses where no deferred tax recognised	(5)	(9)	8
Remeasurement of deferred tax due to rate changes	(23)	970	(16)
Differences in overseas tax rates	(43)	(25)	6
Policyholder tax	(40)	(36)	(27)
Policyholder deferred tax asset in respect of life assurance expenses	20	4	(73)
Adjustments in respect of prior years	(2)	(10)	(30)
Tax expense	(835)	(40)	(977)